Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have a formal policy on the timing of any new equity awards under its equity plans. It has been the Company’s practice to not grant equity awards in anticipation of the release of material, non-public information or to time the release of material, non-public information based on equity grant dates.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It has been the Company’s practice to not grant equity awards in anticipation of the release of material, non-public information or to time the release of material, non-public information based on equity grant dates.